Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment

NOTE 8 – PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2012	2011
Land and land improvements	$1,679	$1,679
Buildings	5,792	5,776
Furniture, fixtures and equipment	2,858	2,867

	10,329	10,322
Less: accumulated depreciation	(5,012)	(4,788)

	$5,317	$5,534

Land improvements for the year ended December 31, 2011 were reduced by $167, transferred to assets held for sale, related to a parcel of land adjacent to the Company’s Fairlawn office that remains offered for sale.

The Holding Company was a one-third owner of Smith Ghent LLC, an Ohio limited liability company that owns and manages the office building at 2923 Smith Road, Fairlawn, Ohio 44333, where the Holding Company’s and CFBank’s headquarters are located. In October 2009, the Holding Company purchased the remaining two-thirds interest, making Smith Ghent LLC a wholly owned subsidiary of the Holding Company. CFBank entered into a 10 year operating lease with Smith Ghent LLC in March 2004 that provided for monthly payments of $11, increasing 2% annually for the life of the lease through March 2014. During 2008, the lease was amended for additional office space and provided for additional monthly payments of $3 through June 30, 2009, at which time the monthly payment continued on a month-to-month basis. Since the purchase of the remaining two-thirds interest in Smith Ghent LLC, both rent expense paid by CFBank and rental income to Smith Ghent LLC are eliminated in consolidation.